SHORT-TERM DEBT - Restricted Cash and Cash Equivalents (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2010
World Trade Debt [Abstract]
Short-term restricted cash and cash equivalents	$ 1,550